Note 12 - Notes Payable in Default	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 12 - Notes Payable in Default

NOTE 10–NOTE PAYABLE IN DEFAULT

On May 5, 2016, we issued to Blackbridge Capital, LLC, a Convertible Promissory Note in the principal amount of $50,000 (the “Amended Note”). The Amended Note amends and restates an unsecured promissory note of $50,000, dated June 26, 2015, in favor of Jeff Holmes (the “Original Note”), which Mr. Holmes assigned to Blackbridge as part of the transaction under an Assignment and Assumption Agreement. As consideration for Mr. Holmes’ assignment of the Original Note to Blackbridge, Blackbridge paid $48,000 to Mr. Holmes, retaining $2,000 for its legal fees. The Amended Note accrues interest at the rate of 1% per annum, is convertible into shares of common stock at a conversion price of 50% of the lowest trading price in the 20 trading days before the conversion date, and matured on October 27, 2016. During the year ended December 31, 2016, $45,500 of principal was converted to shares of common stock. As of March 31, 2017, there is $4,500 and $65 of principal and accrued interest due on this note, respectively. This note is currently in default.

NOTE 12—NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we issued four unsecured promissory notes to two accredited investors for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and were due and payable on March 1, 2016. On April 27, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby he assigned his full interest in one of the notes for $50,000 to another investor. On May 23, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to another investor. On May 31, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to another investor. On October 24, 2016, one of the investors entered into a Note Purchase and Assignment Agreement, whereby it assigned its full interest in the final note for $50,000 to another investor. As of December 31, 2016, all $200,000 has been assigned to another investor.

On January 13, 2016, we issued a promissory note for $75,000 to an investor. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 11,250 shares of common stock.On October 24, 2016, the investor entered into a Note Purchase and Assignment Agreement with Black Forest Capital, LLC, whereby it assigned its full interest in the note for $75,000.